Shareholder Fees (USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20